Provisions for other liabilities and charges and contingent liabilities - Disclosure of contingent liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Disclosure of other provisions [line items]
At February 1, 2017	£ 85	£ 73
Additions	1,641	12
Used during the year	(85)	0
At January 31, 2018	1,641	85
Assumed contingent liabilities
Disclosure of other provisions [line items]
At February 1, 2017	0	0
Additions	1,466	0
Used during the year	0	0
At January 31, 2018	1,466	0
Dilapidations
Disclosure of other provisions [line items]
At February 1, 2017	85	73
Additions	150	12
Used during the year	(85)
At January 31, 2018	150	85
Royalties
Disclosure of other provisions [line items]
At February 1, 2017	0	0
Additions	25	0
Used during the year	0	0
At January 31, 2018	£ 25	£ 0